UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22523

                      Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
                                 Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
                                 Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code:   1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of		Moody's
Shares		Ratings	Fair Value
	Long-Term Investments - 98.1%
	Preferred Stocks - 77.7%

	Banks - 42.6%
33,810	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$ 827,669
	Barclays Bank PLC, PFD
23,500	7.100%, Series 3 (a)	Ba2	601,835
4,169	7.750%, Series 4 (a)	Ba2	107,435
16,550	8.125%, Series 5 (a)	Ba2	427,983
24,050	BB&T Corp., PFD
	5.625%, Series E (a)	Baa2	570,947
5,000	Capital One Financial Corp., PFD
	6.000%, Series B (a)	Ba1	120,700
	Citigroup, Inc., PFD
51,049	6.875%, Series K (a)	Ba3	1,385,470
12,150	7.125%, Series J (a)	Ba3	335,935
5,000	City National Corp., PFD
	5.500%, Series C (a)	Baa3	114,450
40,431	Fifth Third Bancorp, PFD
	6.625%, Series I (a)	Ba1	1,082,742
5,000	First Horizon National Corp., PFD
	6.200%, Series A (a)	Ba3	120,350
30,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	B1	869,700
49,425	First Republic Bank, PFD
	6.200%, Series B (a)	Baa3	1,255,395
	Goldman Sachs Group, Inc., PFD
8,896	5.950%, Series I (a)	Ba2	218,575
20,333	6.375%, Series K (a)	Ba2	535,165
21,364	HSBC Holdings PLC, PFD
	8.000%, Series 2 (a)	Baa2	578,324
	ING Groep NV,
300	PFD 6.375% (a)	Ba1	7,632
8,202	PFD 7.050% (a)	Ba1	210,381
5,000	PFD 7.200% (a)	Ba1	129,050
43,754	PFD 7.375% (a)	Ba1	1,130,604
5,000	JPMorgan Chase & Co., PFD
	6.700%, Series T (a)	Ba1	129,350
30,000	Morgan Stanley, PFD
	6.875%, Series F (a)	Ba3	815,100
29,300	Regions Financial Corp., PFD
	6.375%, Series B (a)	B1	754,182
14,000	Royal Bank of Scotland Group PLC,
	PFD 7.250%, Series T (a)	B2	353,500
25,523	Santander Finance Preferred SA
	Unipersonal, PFD
	10.500%, Series 10 (a)	Ba2	654,920
15,500	SunTrust Banks, Inc., PFD
	5.875%, Series E (a)	Ba1	370,450
33,219	Texas Capital Bancshares, Inc., PFD
	6.500% 09/21/42	Ba1	806,600
24,342	Webster Financial Corp., PFD
	6.400%, Series E (a)	Ba1	599,787
20,000	Wells Fargo & Co., PFD
	8.000%, Series J (a)	Baa3	594,800
	Zions Bancorporation, PFD
4,000	6.300%, Series G (a)	BB (b)	103,320
8,000	6.950% 09/15/28	BB+ (b)	211,920
12,803	7.900%, Series F (a)	BB (b)	359,636
			16,383,907
	Diversified Financials - 6.8%
32,277	Affiliated Managers Group, Inc., PFD
	6.375% 08/15/42	BBB (b)	838,879

Number
of		Moody's
Shares		Ratings	Fair Value
	Diversified Financials (continued)
11,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba2	$ 325,717
57,211	HSBC Finance Corp., PFD
	6.360%, Series B (a)	Baa3	1,452,015
			2,616,611
	Insurance - 13.3%
16,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	423,239
	Aspen Insurance Holdings Ltd.,
12,286	PFD 5.950% (a)	Ba1	305,922
2,714	PFD 7.250% (a)	Ba1	70,971
44,000	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	1,151,480
34,501	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BBB- (b)	848,511
	Endurance Specialty Holdings Ltd.,
18,807	PFD 7.500%, Series B (a)	Ba1	495,188
3,681	PFD 7.750%, Series A (a)	Ba1	97,620
	PartnerRe Ltd.,
11,922	PFD 5.875%, Series F (a)	Baa2	291,612
15,500	PFD 7.250%, Series E (a)	Baa2	414,625
24,887	Principal Financial Group, Inc., PFD
	6.518%, Series B (a)	Ba1	633,623
8,897	RenaissanceRe Holdings Ltd., PFD
	5.375%, Series E (a)	Baa2	201,161
8,223	WR Berkley Corp., PFD
	5.625% 04/30/53	Baa3	191,185
			5,125,137
	Real Estate - 9.6%
35,000	CommonWealth REIT, PFD
	7.250%, Series E (a)	Ba1	902,300
10,430	CubeSmart, PFD
	7.750%, Series A (a)	Ba1	276,916
16,667	Duke Realty Corp., PFD
	6.600%, Series L (a)	Baa3	416,675
	Kimco Realty Corp., PFD
1,500	5.500%, Series J (a)	Baa2	34,275
13,012	6.900%, Series H (a)	Baa2	340,004
	National Retail Properties, Inc., PFD
4,100	5.700%, Series E (a)	Baa2	93,644
4,230	6.625%, Series D (a)	Baa2	106,850
	PS Business Parks, Inc., PFD
26,100	5.750%, Series U (a)	Baa2	600,822
8,839	6.000%, Series T (a)	Baa2	213,197
4,448	6.875%, Series R (a)	Baa2	113,824
17,063	Realty Income Corp., PFD
	6.625%, Series F (a)	Baa2	446,197
5,560	Weingarten Realty Investors, PFD
	6.500%, Series F (a)	Baa3	139,667
			3,684,371
	Utilities - 5.4%
4,000	Dominion Resources, Inc., PFD
	8.375% 06/15/64, Series A	Baa3	102,080
5,148	Entergy Louisiana LLC,
	PFD 6.950% (a)	Baa3	525,096
8,000	Integrys Energy Group, Inc., PFD
	6.000% 08/01/73	Baa2	210,480
10,000	PPL Capital Funding, Inc., PFD
	5.900% 04/30/73, Series B	Ba1	245,300
21,825	SCANA Corp., PFD
	7.700% 01/30/65, Series A	Ba1	573,343
4,000	Southern California Edison Co., PFD
	6.500%, Series D (a)	Baa1	415,125
			2,071,424
	Total Preferred Stocks
	(Cost $29,385,810)		29,881,450

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED

June 30, 2014 (unaudited)

Number of
Shares/Par		Moody's
Value		Ratings	Fair Value
	Capital Securities - 20.4%

	Banks - 4.4%
	JPMorgan Chase & Co.
1,071,000	7.900%, Series 1 (a)	Ba1	$ 1,202,197
250,000	6.750%, Series S (a)	Ba1	270,313
215,000	PNC Financial Services Group, Inc.
	(The) 6.750%, Series O (a)	Baa3	240,834
			1,713,344
	Diversified Financials - 4.0%
500,000	Charles Schwab Corp. (The)
	7.000%, Series A (a)	Baa2	586,250
800,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	945,631
			1,531,881
	Insurance - 10.9%
500,000	AXA SA
	8.600% 12/15/30	A3	673,125
450,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	475,312
837,000	MetLife, Inc.
	10.750% 08/01/39	Baa2	1,333,969
403,000	Prudential Financial, Inc.
	5.625% 06/15/43	Baa2	433,096
1,300,000	XL Group PLC
	6.500%, Series E (a)	Ba1	1,287,000
			4,202,502
	Utilities - 1.1%
320,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	326,603
75,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	78,464
			405,067
	Total Capital Securities
	(Cost $7,345,163)		7,852,794

	Total Long-Term Investments - 98.1%
	(Cost $36,730,973)		37,734,244

	Money Market Mutual Funds - 2.4%
935,017	Fidelity Institutional Money Market
	Prime, 0.00% (c)
	(Cost $935,017)		935,017

	Total Investments - 100.5%
	(Cost $37,665,990)		38,669,261
	Liabilities in excess of other
	Assets - (0.5)%		(180,956)

	Net Assets - 100.0%		$ 38,488,305

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$ 3,451,818	9.0%
France	673,125	1.8
Germany	325,717	0.9
Ireland	1,287,000	3.3
Netherlands	1,477,667	3.8
Spain	654,920	1.7
United Kingdom	2,069,077	5.4
United States	28,729,937	74.6
Total Investments	38,669,261	100.5
Liabilities in excess of other Assets	(180,956)	(0.5)
Net Assets	$ 38,488,305	100.0%

LLC - Limited Liability Corporation
NV - Publicly Traded Company
PFD - Preferred Security
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	- Perpetual Security.
(b)	- Standard & Poor's Rating.
(c)	- Interest rate shown reflects yield as of June 30, 2014.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS†

June 30, 2014 (unaudited)

Number
of
Shares	Description	Fair Value

	Common Stocks - 98.3%

	Consumer Durables & Apparel - 7.5%
18,398	Michael Kors Holdings Ltd. (Hong Kong)*	$ 1,630,983
43,514	NIKE, Inc. - Class B	3,374,511
		5,005,494
	Food & Staples Retailing - 9.7%
28,300	Costco Wholesale Corp.	3,259,028
42,593	CVS Caremark Corp.	3,210,234
		6,469,262
	Food, Beverage & Tobacco - 4.9%
87,167	Mondelez International, Inc. - Class A	3,278,351
	Health Care Equipment & Services - 5.0%
47,766	Express Scripts Holding Co. *	3,311,617
	Household & Personal Products - 4.8%
43,285	The Estee Lauder Cos., Inc. - Class A	3,214,344
	Media - 7.6%
31,072	Comcast Corp. - Class A	1,667,945
39,513	The Walt Disney Co.	3,387,845
		5,055,790
	Pharmaceuticals, Biotechnology
	& Life Sciences - 19.6%
10,221	Biogen Idec, Inc. *	3,222,784
37,992	Celgene Corp. *	3,262,753
39,903	Gilead Sciences, Inc. *	3,308,358
31,104	Johnson & Johnson	3,254,100
		13,047,995
	Retailing - 9.7%
48,151	Nordstrom, Inc.	3,270,897
59,719	The TJX Cos., Inc.	3,174,065
		6,444,962
	Software & Services - 14.7%
44,966	Adobe Systems, Inc. *	3,253,740
66,275	eBay, Inc. *	3,317,726
79,455	Oracle Corp.	3,220,311
		9,791,777
	Technology Hardware & Equipment - 14.8%
35,719	Apple, Inc.	3,319,367
124,098	EMC Corp.	3,268,741
40,997	QUALCOMM, Inc.	3,246,962
		9,835,070

	Total Common Stocks
	(Cost $51,201,049)	65,454,662
	Money Market Mutual Funds - 1.9%
1,274,967	Fidelity Institutional Money Market
	Prime, 0.00% (a)
	(Cost $1,274,967)	1,274,967

	Total Investments - 100.2%
	(Cost $52,476,016)	66,729,629
	Liabilities in excess of
	other Assets - (0.2%)	(147,138)
	Net Assets - 100.0%	$ 66,582,491

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

*	Non-income producing security.
(a)	Interest rate shown reflects yield as of June 30, 2014.

		% of
Summary by Country	Fair Value	Net Assets
Hong Kong	$ 1,630,983	2.4%
United States	65,098,646	97.8
Total Investments	66,729,629	100.2
Liabilities in excess of other Assets	(147,138)	(0.2)
Net Assets	$66,582,491	100.0%

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2014, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)
Destra Preferred and Income Securities Fund	$ 37,461,895	$ 1,567,509	$ (360,143)	$ 1,207,366
Destra Focused Equity Fund	52,681,927	15,079,023	(1,031,321)	14,047,702

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of June 30, 2014:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Securities*	$ 29,881,450	$ -	$ -	$ 29,881,450
Capital Securities*	-	7,852,794	-	7,852,794
Money Market Mutual Funds	935,017	-	-	935,017
Total	$ 30,816,467	$ 7,852,794	$ -	$ 38,669,261

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 65,454,662	$ -	$ -	$ 65,454,662
Money Market Mutual Funds	1,274,967	-	-	1,274,967
Total	$ 66,729,629	$ -	$ -	$ 66,729,629
* Please refer to the Portfolio of Investments to view securities segregated by industry.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 3 securities during the period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Destra Investment Trust II

By (Signature and Title)*                 /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date      August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date       August 21, 2014

By (Signature and Title)*                 /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date      August 21, 2014

* Print the name and title of each signing officer under his or her signature.